Expenses by nature (Details 1) (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Compensation expenses related to the LTIP	R$ 130,303	R$ 0
Payroll taxes related to LTIP	80,270
Early payments of receivables expense	18,834		R$ 27,956	R$ 4,495
IOF [Member]
Tax on Financial Transactions	13,135	0
Early payments of receivables expense	R$ 1,465	R$ 16,382